NeoForce Group, Inc. Acquisition - Schedule of Aggregate Purchase Price Consideration (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 08, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Cash consideration		$ 0	$ 1,000,000	$ 1,000,000	$ 0
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Cash consideration	$ 1,000,000
Fair value of contingent consideration	153,000
Total purchase price consideration	$ 1,153,000